Schedule of Investments (unaudited)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/24)(a)	$830	$799,601

Aerospace & Defense — 4.0%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/24)(a)	1,918	1,933,111
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%,
08/15/26 (Call 08/15/24)(a)	975	965,149
Spirit AeroSystems Inc., 3.85%, 06/15/26
(Call 03/15/26)	634	599,986
TransDigm Inc., 6.25%, 03/15/26 (Call 03/15/24)(a)	8,526	8,479,789
		11,978,035
Agriculture — 0.5%
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 02/15/24)(a)	477	464,145
Vector Group Ltd., 10.50%, 11/01/26
(Call 01/29/24)(a)	1,044	1,048,605
		1,512,750
Airlines — 5.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	2,350	2,235,157
Air Canada Pass Through Trust, Series 2020-1,
Class C, 10.50%, 07/15/26(a)	605	655,903
American Airlines Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/26(a)	5,132	5,081,460
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	1,645	1,702,762
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26
(Call 01/20/25)(a)(b)	2,333	2,192,182
United Airlines Inc., 4.38%, 04/15/26
(Call 10/15/25)(a)	3,895	3,760,753
		15,628,217
Apparel — 0.9%
Hanesbrands Inc., 4.88%, 05/15/26
(Call 02/15/26)(a)(b)	1,762	1,697,329
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	1,168	1,097,243
		2,794,572
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 08/15/24)(a)(b)	1,555	1,515,562
Clarios Global LP/Clarios U.S. Finance Co., 6.25%,
05/15/26 (Call 05/15/24)(a)(b)	1,759	1,746,385
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26
(Call 05/31/24)(b)	1,731	1,697,237
IHO Verwaltungs GmbH, 4.75%, 09/15/26
(Call 09/15/24), (5.50% PIK)(a)(c)	965	941,314
		5,900,498
Banks — 1.3%
Freedom Mortgage Corp., 7.63%, 05/01/26
(Call 05/01/24)(a)	981	976,927
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	2,932	2,923,180
		3,900,107
Chemicals — 1.2%
GPD Companies Inc., 10.13%, 04/01/26
(Call 04/01/24)(a)(b)	956	892,456
Mativ Holdings Inc., 6.88%, 10/01/26
(Call 10/01/24)(a)(b)	671	642,742
Rayonier AM Products Inc., 7.63%, 01/15/26
(Call 01/15/25)(a)	908	795,745
Security	Par (000)	Value

Chemicals (continued)
SCIL IV LLC/SCIL USA Holdings LLC, Class-H,
5.38%, 11/01/26 (Call 11/01/24)(a)	$1,490	$1,448,769
		3,779,712
Commercial Services — 6.5%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%,
10/15/26 (Call 10/15/24)(a)	1,185	1,168,158
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.63%, 07/15/26 (Call 07/15/24)(a)	3,772	3,719,977
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 01/29/24)(a)	607	582,425
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	1,956	1,830,315
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/24)	1,095	1,081,146
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	1,137	1,165,072
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/24)(a)	528	519,651
Graham Holdings Co., 5.75%, 06/01/26
(Call 06/01/24)(a)	748	740,294
Hertz Corp. (The), 4.63%, 12/01/26
(Call 12/01/24)(a)(b)	963	866,705
Legends Hospitality Holding Co. LLC/Legends
Hospitality Co-Issuer Inc., 5.00%, 02/01/26
(Call 02/01/24)(a)	785	781,213
Prime Security Services Borrower LLC/Prime
Finance Inc., 5.75%, 04/15/26(a)	2,644	2,645,502
Shift4 Payments LLC/Shift4 Payments Finance
Sub Inc., 4.63%, 11/01/26 (Call 11/01/24)(a)	879	857,281
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 01/29/24)(a)	2,158	2,165,891
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 04/15/24)(a)(b)	1,666	1,605,135
		19,728,765
Computers — 1.5%
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/24)(a)	2,419	2,552,100
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	1,987	1,935,285
		4,487,385
Cosmetics & Personal Care — 0.6%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/24)(a)	1,273	1,249,856
6.50%, 04/15/26 (Call 04/15/24)(a)	633	633,280
		1,883,136
Distribution & Wholesale — 0.0%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26
(Call 11/15/24)(a)(d)(e)	75	7,156

Diversified Financial Services — 4.3%
Bread Financial Holdings Inc., 7.00%, 01/15/26
(Call 09/15/24)(a)(b)	7	7,059
Brightsphere Investment Group Inc., 4.80%, 07/27/26	605	575,896
Credit Acceptance Corp., 6.63%, 03/15/26
(Call 03/15/24)(b)	767	767,148
GGAM Finance Ltd., 7.75%, 05/15/26
(Call 11/15/25)(a)	770	785,536
goeasy Ltd., 4.38%, 05/01/26 (Call 04/27/24)(a)(b)	625	596,325
Jefferson Capital Holdings LLC, 6.00%, 08/15/26
(Call 08/15/24)(a)	581	557,308
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/24)(a)(b)	573	528,050
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26
(Call 02/01/24)(a)	978	952,875
Navient Corp., 6.75%, 06/15/26	979	984,721
OneMain Finance Corp., 7.13%, 03/15/26	3,125	3,166,782

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
PHH Mortgage Corp., 7.88%, 03/15/26
(Call 03/15/24)(a)	$693	$639,351
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc., 2.88%, 10/15/26
(Call 10/15/24)(a)(b)	2,257	2,092,550
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	959	897,323
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/24)(a)(b)	555	515,041
		13,065,965
Electric — 1.6%
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/24)(a)	804	790,997
FirstEnergy Corp., Series A, 1.60%, 01/15/26
(Call 12/15/25)	585	547,068
NextEra Energy Operating Partners LP, 3.88%,
10/15/26 (Call 07/15/26)(a)	956	905,486
Terraform Global Operating LP, 6.13%, 03/01/26
(Call 01/29/24)(a)	686	678,052
Vistra Operations Co. LLC, 5.50%, 09/01/26
(Call 01/09/24)(a)	1,959	1,940,798
		4,862,401
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp., 5.88%, 09/01/26
(Call 09/01/24)(a)(b)	782	648,773

Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc.,
6.00%, 02/01/26 (Call 02/01/24)(a)	751	741,357
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/24)(a)	648	488,908
		1,230,265
Entertainment — 3.4%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26
(Call 06/15/24), (12.00% PIK)(a)(b)(c)	2,810	2,193,246
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/24)(a)	526	520,534
Cinemark USA Inc., 5.88%, 03/15/26
(Call 03/15/24)(a)(b)	795	787,345
Empire Resorts Inc., 7.75%, 11/01/26
(Call 11/01/24)(a)	575	532,375
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 04/15/24)(a)	661	664,919
International Game Technology PLC, 4.13%, 04/15/26
(Call 04/15/24)(a)(b)	1,435	1,389,195
Live Nation Entertainment Inc., 5.63%, 03/15/26
(Call 03/15/24)(a)	587	582,949
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)	765	759,588
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26
(Call 02/01/24)(a)(b)	2,255	2,119,760
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/01/26 (Call 11/01/24)(a)(b)	677	651,467
		10,201,378
Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26
(Call 12/15/24)(a)	979	955,854
Waste Pro USA Inc., 5.50%, 02/15/26
(Call 02/15/24)(a)	965	936,490
		1,892,344
Food — 1.1%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/24)(a)	1,469	1,397,686
Security	Par (000)	Value

Food (continued)
7.50%, 03/15/26 (Call 03/15/24)(a)	$1,148	$1,170,833
Sigma Holdco BV, 7.88%, 05/15/26 (Call 01/09/24)(a)	955	896,860
		3,465,379
Forest Products & Paper — 0.2%
Mercer International Inc., 5.50%, 01/15/26
(Call 01/29/24)(b)	578	559,290

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
5.88%, 08/20/26 (Call 05/20/26)	1,327	1,283,014

Health Care - Services — 5.0%
CHS/Community Health Systems Inc., 8.00%,
03/15/26 (Call 03/15/24)(a)(b)	2,189	2,155,048
Heartland Dental LLC/Heartland Dental Finance
Corp., 8.50%, 05/01/26 (Call 01/29/24)(a)(b)	606	601,646
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/24)(a)	2,055	2,014,780
RegionalCare Hospital Partners
Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26
(Call 01/29/24)(a)(b)	2,583	2,581,879
Select Medical Corp., 6.25%, 08/15/26
(Call 08/15/24)(a)(b)	2,358	2,358,332
Tenet Healthcare Corp., 4.88%, 01/01/26
(Call 03/01/24)	4,097	4,060,185
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/24)(a)	1,425	1,245,095
		15,016,965
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 6.25%, 05/15/26 (Call 05/15/24)(b)	2,442	2,340,761

Home Builders — 0.3%
Forestar Group Inc., 3.85%, 05/15/26
(Call 05/15/24)(a)	807	766,364

Housewares — 1.4%
Newell Brands Inc., 5.20%, 04/01/26 (Call 01/01/26)	3,900	3,791,848
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26
(Call 12/15/24)	489	474,446
		4,266,294
Insurance — 0.3%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26
(Call 08/01/24)(a)	764	796,563

Internet — 1.6%
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(a)	964	925,397
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/24)(a)	1,534	987,596
Uber Technologies Inc., 8.00%, 11/01/26
(Call 11/01/24)(a)	2,935	2,987,326
		4,900,319
Iron & Steel — 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 07/15/24)(a)	1,127	1,032,415
Cleveland-Cliffs Inc., 6.75%, 03/15/26
(Call 03/15/24)(a)	1,591	1,598,309
		2,630,724
Leisure Time — 3.7%
Carnival Corp., 7.63%, 03/01/26 (Call 03/01/24)(a)(b)	2,667	2,707,418

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/25)(a)(b)	$1,772	$1,755,307
8.00%, 04/15/26 (Call 02/01/24)(a)(b)	913	922,840
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	2,788	2,720,607
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)	1,244	1,195,246
5.50%, 08/31/26 (Call 02/28/26)(a)(b)	1,957	1,937,409
		11,238,827
Lodging — 3.0%
Genting New York LLC/GENNY Capital Inc., 3.30%,
02/15/26 (Call 01/15/26)(a)	930	861,203
Las Vegas Sands Corp., 3.50%, 08/18/26
(Call 06/18/26)	1,956	1,867,536
Melco Resorts Finance Ltd., 5.25%, 04/26/26
(Call 03/01/24)(f)	960	918,998
MGM China Holdings Ltd., 5.88%, 05/15/26
(Call 05/15/24)(a)	1,495	1,461,403
MGM Resorts International, 4.63%, 09/01/26
(Call 06/01/26)	771	748,856
Travel + Leisure Co., 6.63%, 07/31/26
(Call 04/30/26)(a)	1,253	1,264,069
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 01/29/24)(a)	1,960	1,900,855
		9,022,920
Machinery — 0.6%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/24)(a)	624	625,601
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 01/29/24)(a)	1,247	1,248,452
		1,874,053
Manufacturing — 1.6%
Enpro Inc., 5.75%, 10/15/26 (Call 10/15/24)	727	720,713
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/24)(a)	2,415	2,368,580
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/29/24)(a)(b)	1,090	1,089,736
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	723	709,797
		4,888,826
Media — 4.9%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 02/01/24)(a)	540	349,961
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/26 (Call 05/01/24)(a)	1,437	1,423,380
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/24)(a)	678	434,891
DISH DBS Corp., 5.25%, 12/01/26 (Call 06/01/26)(a)	5,318	4,193,456
Gannett Holdings LLC, 6.00%, 11/01/26
(Call 11/01/24)(a)(b)	561	506,082
Gray Television Inc., 5.88%, 07/15/26
(Call 07/15/24)(a)(b)	1,346	1,319,105
iHeartCommunications Inc., 6.38%, 05/01/26
(Call 05/01/24)(b)	1,565	1,345,181
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/24)(a)(b)	1,763	1,365,641
Sirius XM Radio Inc., 3.13%, 09/01/26
(Call 09/01/24)(a)(b)	1,953	1,825,286
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/24)(a)	1,060	1,037,613
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/24)(a)(b)	986	965,377
		14,765,973
Mining — 1.4%
Constellium SE, 5.88%, 02/15/26 (Call 01/29/24)(a)	490	486,845
Security	Par (000)	Value

Mining (continued)
Hudbay Minerals Inc., 4.50%, 04/01/26
(Call 02/12/24)(f)	$1,150	$1,114,355
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26
(Call 06/01/24)(a)	589	594,955
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/24)(a)	1,438	1,346,325
Taseko Mines Ltd., 7.00%, 02/15/26
(Call 02/15/24)(a)(b)	769	755,708
		4,298,188
Oil & Gas — 8.1%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/24)(a)	1,469	1,464,259
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 7.00%, 11/01/26 (Call 11/01/24)(a)	1,157	1,157,681
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 02/15/24)(a)	774	756,587
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/24)(a)(b)	1,176	1,191,660
Callon Petroleum Co., 6.38%, 07/01/26
(Call 07/01/24)	619	619,175
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 02/05/24)(a)	959	954,302
Chord Energy Corp., 6.38%, 06/01/26
(Call 06/01/24)(a)	812	814,781
Civitas Resources Inc., 5.00%, 10/15/26
(Call 10/15/24)(a)	814	794,442
Crescent Energy Finance LLC, 7.25%, 05/01/26
(Call 05/01/24)(a)	1,345	1,343,376
Gulfport Energy Corp., 8.00%, 05/17/26
(Call 05/17/24)(b)	1,075	1,084,018
Harbour Energy PLC, 5.50%, 10/15/26
(Call 10/15/24)(a)	960	941,087
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/24)(a)	1,220	1,220,269
Magnolia Oil & Gas Operating LLC/Magnolia Oil &
Gas Finance Corp., 6.00%, 08/01/26
(Call 08/01/24)(a)	767	758,119
Matador Resources Co., 5.88%, 09/15/26
(Call 09/15/24)(b)	1,347	1,335,422
Moss Creek Resources Holdings Inc., 7.50%,
01/15/26 (Call 01/29/24)(a)	1,328	1,321,818
Nabors Industries Ltd., 7.25%, 01/15/26
(Call 07/15/24)(a)(b)	1,090	1,069,410
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 01/29/24)(a)(b)	566	557,623
7.75%, 02/15/26 (Call 02/15/24)(a)	599	607,196
Precision Drilling Corp., 7.13%, 01/15/26
(Call 01/15/24)(a)	625	624,572
Puma International Financing SA, 5.00%, 01/24/26
(Call 02/12/24)(a)	1,400	1,327,497
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/24)	818	817,543
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/24)(a)(b)	956	947,966
Talos Production Inc., 12.00%, 01/15/26
(Call 01/15/25)(b)	1,193	1,229,741
Transocean Inc., 7.50%, 01/15/26 (Call 01/09/24)(a)	1,115	1,105,747
W&T Offshore Inc., 11.75%, 02/01/26
(Call 08/01/24)(a)(b)	550	571,008
		24,615,299

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.7%
USA Compression Partners LP/USA Compression
Finance Corp., 6.88%, 04/01/26 (Call 04/01/24)	$1,417	$1,409,971
Welltec International ApS, 8.25%, 10/15/26
(Call 10/15/24)(a)(b)	572	581,256
		1,991,227
Packaging & Containers — 5.3%
Ardagh Packaging Finance PLC/Ardagh Holdings
USA Inc., 4.13%, 08/15/26 (Call 08/15/24)(a)	2,375	2,135,589
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)(b)	1,466	1,449,611
Berry Global Inc., 4.50%, 02/15/26
(Call 01/29/24)(a)(b)	628	611,265
Crown Americas LLC/Crown Americas Capital Corp.
V, 4.25%, 09/30/26 (Call 03/31/26)	772	745,523
Crown Americas LLC/Crown Americas Capital Corp.
VI, 4.75%, 02/01/26 (Call 02/01/24)	1,711	1,678,222
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	668	701,105
LABL Inc., 6.75%, 07/15/26 (Call 07/15/24)(a)	1,366	1,329,185
Mauser Packaging Solutions Holding Co., 7.88%,
08/15/26 (Call 08/15/24)(a)(b)	5,375	5,429,737
Trivium Packaging Finance BV, 5.50%, 08/15/26
(Call 08/15/24)(a)	2,015	1,967,127
		16,047,364
Pharmaceuticals — 0.5%
Perrigo Finance Unlimited Co., 4.38%, 03/15/26
(Call 12/15/25)	1,395	1,363,934

Pipelines — 6.0%
Antero Midstream Partners LP/Antero Midstream
Finance Corp., 7.88%, 05/15/26 (Call 05/15/24)(a)	1,054	1,078,950
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.63%, 07/15/26 (Call 07/15/24)(a)	575	572,802
Buckeye Partners LP, 3.95%, 12/01/26
(Call 09/01/26)	1,163	1,105,641
EnLink Midstream Partners LP, 4.85%, 07/15/26
(Call 04/15/26)	948	930,279
EQM Midstream Partners LP, 4.13%, 12/01/26
(Call 09/01/26)	965	929,842
Genesis Energy LP/Genesis Energy Finance Corp.,
6.25%, 05/15/26 (Call 02/15/24)(b)	664	660,901
Hess Midstream Operations LP, 5.63%, 02/15/26
(Call 02/15/24)(a)	1,525	1,514,981
New Fortress Energy Inc., 6.50%, 09/30/26
(Call 03/31/24)(a)(b)	2,953	2,859,886
NGL Energy Operating LLC/NGL Energy Finance
Corp., 7.50%, 02/01/26 (Call 02/01/24)(a)	3,828	3,895,986
NGL Energy Partners LP/NGL Energy Finance Corp.,
7.50%, 04/15/26 (Call 04/15/24)	600	600,900
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/24)(a)	1,011	991,577
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	961	958,714
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp., 9.00%, 10/15/26
(Call 10/15/24)(a)(g)	1,540	1,540,213
TransMontaigne Partners LP/TLP Finance Corp.,
6.13%, 02/15/26 (Call 02/15/24)	581	538,516
		18,179,188
Real Estate — 0.1%
Diversified Healthcare Trust,0.00% 01/15/26(a)(h)	500	419,951
Security	Par (000)	Value

Real Estate Investment Trusts — 2.8%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/24)(a)(b)	$1,852	$1,789,342
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
06/15/26 (Call 03/15/26)(a)	1,949	1,812,057
MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 08/01/26 (Call 08/01/24)(b)	974	824,313
Office Properties Income Trust, 2.65%, 06/15/26
(Call 05/15/26)	530	333,900
RLJ Lodging Trust LP, 3.75%, 07/01/26
(Call 07/01/24)(a)	959	909,396
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	881	816,077
5.25%, 02/15/26 (Call 08/15/25)(b)	695	672,745
Starwood Property Trust Inc., 3.63%, 07/15/26
(Call 01/15/26)(a)	783	729,641
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(b)	750	678,739
		8,566,210
Retail — 5.2%
Advance Auto Parts Inc., 5.90%, 03/09/26	580	578,794
Beacon Roofing Supply Inc., 4.50%, 11/15/26
(Call 11/15/24)(a)	581	562,197
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/24)(a)	1,249	1,241,287
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%,
04/01/26 (Call 04/01/24)(a)	1,274	1,255,633
Guitar Center Inc., 8.50%, 01/15/26
(Call 01/15/25)(a)(b)	1,077	955,357
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 02/15/26 (Call 02/15/24)(a)(b)	1,607	1,549,268
NMG Holding Co. Inc./Neiman Marcus Group LLC,
7.13%, 04/01/26 (Call 04/01/24)(a)	2,142	2,090,550
Specialty Building Products Holdings LLC/SBP
Finance Corp., 6.38%, 09/30/26 (Call 09/30/24)(a)	1,419	1,392,219
Staples Inc., 7.50%, 04/15/26 (Call 04/15/24)(a)	3,911	3,671,959
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	1,959	1,874,713
White Cap Parent LLC, 8.25%, 03/15/26
(Call 03/15/24), (9.00% PIK)(a)(c)	623	622,495
		15,794,472
Software — 1.3%
ACI Worldwide Inc., 5.75%, 08/15/26
(Call 08/15/24)(a)	769	763,469
Boxer Parent Co. Inc., 9.13%, 03/01/26
(Call 01/09/24)(a)	651	651,143
Camelot Finance SA, 4.50%, 11/01/26
(Call 11/01/24)(a)	1,347	1,298,294
Consensus Cloud Solutions Inc., 6.00%, 10/15/26
(Call 10/15/24)(a)	586	555,653
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	766	756,549
		4,025,108
Telecommunications — 3.6%
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/24)(a)	2,931	2,538,226
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/24)(a)(b)	4,060	3,968,680
Hughes Satellite Systems Corp.
5.25%, 08/01/26	1,459	1,235,462
6.63%, 08/01/26	1,473	1,006,329

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Iliad Holding SASU, 6.50%, 10/15/26
(Call 10/15/24)(a)	$2,335	$2,288,960
		11,037,657
Trucking & Leasing — 0.4%
NAC Aviation 29 DAC, 4.75%, 06/30/26
(Call 06/01/24)(b)	1,350	1,272,147

Water — 0.3%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/24)(a)(b)	811	816,198

Total Long-Term Investments — 96.0%
(Cost: $287,707,229)		290,544,275

	Shares

Short-Term Securities

Money Market Funds — 15.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(i)(j)(k)	37,569,296	37,591,837
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.32%(i)(j)	8,090,000	8,090,000

Total Short-Term Securities — 15.1%
(Cost: $45,672,871)		45,681,837

Total Investments — 111.1%
(Cost: $333,380,100)		336,226,112

Liabilities in Excess of Other Assets — (11.1)%.		(33,664,276)

Net Assets — 100.0%		$302,561,836
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Zero-coupon bond.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,440,767	$16,147,156	(a)	$—	$126	$3,788	$37,591,837	37,569,296	$46,291	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	6,960,000	(a)	—	—	—	8,090,000	8,090,000	37,608		—
					$126	$3,788	$45,681,837		$83,899		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$290,544,275	$—	$290,544,275
Short-Term Securities
Money Market Funds	45,681,837	—	—	45,681,837
	$45,681,837	$290,544,275	$—	$336,226,112

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust